6. Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
6. Property and Equipment, net

Note 7. Property and Equipment, net

Property and equipment, net, was comprised of the following as of June 30, 2016 and December 31, 2015:

	30-Jun-16	31-Dec-15
Office equipment	$9,275	$7,472
Furniture and fixtures	8,635	8,777
Machinery and equipment	2,337	2,336
Property and equipment, gross	20,247	18,585
Less: accumulated depreciation	(7,614)	(5,137)
Property and equipment, net	$12,633	$13,448

The Company recorded depreciation expense of $1,256 and $758 during the three months ended June 30, 2016 and 2015, respectively. During the six months ended June 30, 2016 and 2015, the Company recorded depreciation expense of $2,470 and $1,474, respectively.

Note 6. Property and Equipment, net

Property and equipment, net, was comprised of the following:

	December 31, 2015	December 31, 2014
Office equipment	$7,472	$5,742
Furniture and fixtures	8,777	2,935
Machinery and equipment	2,336	1,250
Property and equipment, gross	18,585	9,927
Less: accumulated depreciation	(5,137)	(1,562)
Property and equipment, net	$13,448	$8,365

For the year ended December 31, 2015 and December 31, 2014, the Company recorded depreciation expense of $3,575 and $1,077, respectively.